Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit computed at statutory rate	21.00%	21.00%
Permanent items	13.57%	0.00%
Net income attributable to noncontrolling interest	(16.09%)	(21.50%)
State benefit, net of federal benefit	2.10%	0.00%
Valuation allowance	(21.57%)	(0.33%)
Foreign rate differential	0.93%	0.00%
Other, net	0.05%	(0.06%)
Total tax expense	(0.01%)	(0.89%)